Management of Financial Risks - Fair value (Details) € in Thousands, $ in Millions	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Financial Assets
Other long-term receivables	€ 173		€ 164
Trade and other receivables	3,238		2,512
Foreign currency forwards	1
Other current assets	1,284		1,693
Cash and cash equivalents	17,888		135,509	€ 92,300	€ 5,855
Financial Assets	76,968	$ 30.0	0
Financial liabilities
Financial debt	13,971		14,610
Foreign currency option	10
Trade and other payables	10,152		7,628
Carrying value
Financial Assets
Other long-term receivables	173		164
Trade and other receivables	3,237		2,512
Foreign currency forwards	1
Other current assets	1,284		1,693
Cash and cash equivalents	17,888		135,509
Financial Assets	76,968
Financial liabilities
Financial debt	146		229
Foreign currency swaps	10
Foreign currency option			654
Recoverable cash advances	8,431		8,127
Trade and other payables	10,142		6,974
Fair value
Financial Assets
Other long-term receivables	173		164
Trade and other receivables	3,237		2,512
Foreign currency forwards	1
Other current assets	1,284		1,693
Cash and cash equivalents	17,888		135,509
Financial Assets	76,968
Financial liabilities
Financial debt	138		194
Foreign currency swaps	10
Foreign currency option			654
Recoverable cash advances	8,431		8,127
Trade and other payables	€ 10,142		€ 6,974